LEASES - Schedule of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets
Right of use asset, beginning balance	$ 4,632	$ 1,460
Additions, including adjustments arising as a result of an extension of lease term and as part of business combinations	602	4,135
Amortization of right-of-use assets (Note 20)	(1,221)	(847)
Lease termination		(36)
Translation differences	194	(80)
Right of use asset, ending balance	4,207	4,632	$ 1,460
Lease Liabilities
Lease liability, beginning balance	5,032	1,723
Additions, including adjustments arising as a result of an extension of lease term and as part of business combinations	602	4,077
Interest expense	324	249	165
Payments	(1,384)	(937)
Lease termination		(38)
Translation differences	213	(42)
Lease liability, ending balance	$ 4,787	$ 5,032	$ 1,723